Fair Value of Financial Instruments, Note: Summary of Activity of Level 3 Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Fair Value, Level 3 liabilities		$ 2,037,325	$ 1,288,159
Change in fair value during the year	$ (2,037,325)	$ 749,166